Schedule of Disaggregated by Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 4,175,994	$ 15,699,587	$ 20,190,663	$ 46,638,925	$ 58,351,650	$ 16,783,914
Online Betting and Casino Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,437,387	14,590,447	17,571,219	41,692,731	53,104,795	16,231,028
Esports and Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 738,607	$ 1,109,140	$ 2,619,444	$ 4,946,194	$ 5,246,855	$ 552,886